STAPLED UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - Director/Trustee Deferred Share Unit Plan a in Thousands	12 Months Ended
	Dec. 31, 2021 a $ / shares	Dec. 31, 2020 a $ / shares
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | a	67	50
Granted, Number | a	18	17
Outstanding, Number, ending balance | a	85	67
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 52.93	$ 48.01
New Grants, Weighted Average Grant Date Fair Value | $ / shares	79.64	67.04
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 58.50	$ 52.93